FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
Schedule of fair value assets and liabilities measured on recurring basis
Assets and liabilities measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2023 Using			Fair Value at December 31, 2023
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Financial products (Note 2, 7)	—	9,658	—	9,658
Derivative instruments (Note 2)	—	101	60	161
Listed equity securities (Note 7)	9,990	—	—	9,990
Available-for-sale debt investments (Note 7)	—	—	2,095	2,095

Total Assets	9,990	9,759	2,155	21,904

Liabilities
Exchangeable senior notes (Note 12)	—	3,696	—	3,696
Derivative instruments (Note 2)	—	61	—	61

Total Liabilities	—	3,757	—	3,757

	Fair Value Measurement at December 31, 2024 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2024
	RMB	RMB	RMB	RMB	US$
Assets
Financial products (Note 2, 7)	—	20,174	—	20,174	2,764
Derivative instruments (Note 2)	—	171	33	204	28
Listed equity securities (Note 7)	11,422	—	—	11,422	1,565
Available-for-sale debt investments (Note 7)	—	—	941	941	129

Total Assets	11,422	20,345	974	32,741	4,486

Liabilities
Exchangeable senior notes (Note 12)	—	3,906	—	3,906	535
Derivative instruments (Note 2)	—	5	—	5	1

Total Liabilities	—	3,911	—	3,911	536

Schedule of roll forward of major Level 3 Investments
The roll forward of major Level 3 Investments are as follows (RMB in millions):

Total
Fair value of Level 3 Investments as at December 31, 2022	2,601
Transfer into Level 3	183
New addition	55
Effect of exchange rate change	57
Expected credit losses	(115)
The change in fair value of the investments	(686)

Fair value of Level 3 Investments as at December 31, 2023	2,095

Transfer out of Level 3	(1,216)
New addition	228
Disposal	(83)
Effect of exchange rate change	32
Expected credit losses	(92)
The change in fair value of the investments	(23)

Fair value of Level 3 Investments as at December 31, 2024	941

Schedule of significant unobservable inputs adopted in the valuation
The significant unobservable inputs adopted in the valuation as of
December 31, 2023 and 2024 are as follows:

Unobservable Input	2023	2024
Revenue growth rate	-61%-31%	8%-20%
Weighted average cost of capital	13%-21%	13%-14%
Lack of marketability discount	10%-21%	10%-23%
Expected volatility	33%-67%	25%-60%
Probability	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%